Staff Costs (Tables)	12 Months Ended
Dec. 31, 2024
Staff Costs
Schedule of staff cost

(DKK million)	2024	2023	2022

Wages and salaries	3,168	2,631	1,913
Share-based compensation	721	586	439
Defined contribution plans	205	170	112
Other social security costs	399	335	263
Government grants related to research and development expenses	(149)	(174)	(144)

Total	4,344	3,548	2,583

Staff costs are included in the Consolidated Statements of Comprehensive Income as follows:
Cost of product sales	11	3	-
Research and development expenses	2,520	2,004	1,518
Selling, general and administrative expenses	1,813	1,541	1,065

Total	4,344	3,548	2,583

Average number of FTE	2,535	2,011	1,460
Number of FTE at year-end	2,682	2,204	1,660

Parent Company | Reportable Legal Entities
Staff Costs
Schedule of staff cost

(DKK million)	2024	2023

Wages and salaries	566	500
Share-based compensation	88	84
Defined contribution plans	48	39
Other social security costs	2	9

Total	704	632

Staff costs are included in the income statement as follows:
Research and development expenses	539	501
Selling, general and administrative expenses	165	131

Total	704	632

Average number of FTE	492	440
Number of FTE at year-end	519	465